Summary Of Revenue From Significant Collaboration Partners As Percentage Contract Revenue (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Sanofi	Sep. 30, 2011 Sanofi	Dec. 31, 2011 Sanofi	Dec. 31, 2010 Sanofi	Dec. 31, 2009 Novartis	Dec. 31, 2009 Other
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from significant collaboration partners as percentage contract of revenue	100.00%	100.00%	100.00%	100.00%	49.00%	51.00%